Employee benefit plans - Net Periodic Benefit Cost of Defined Benefit Plans (Detail) (JPY ¥) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013
Employee benefit plans
Service cost	¥ 1,945	¥ 2,070	¥ 3,882	¥ 4,237
Interest cost	772	861	1,545	1,721
Expected return on plan assets	(1,433)	(1,243)	(2,866)	(2,486)
Amortization of net actuarial losses	589	668	1,063	1,336
Amortization of prior service cost	(285)	(287)	(573)	(574)
Net periodic benefit cost	¥ 1,588	¥ 2,069	¥ 3,051	¥ 4,234